Document And Entity Information	Sep. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	Diameter Credit Company
Entity Central Index Key	0001916099
Entity Emerging Growth Company	true
Entity File Number	000-56624
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1389797
Entity Address, Address Line One	50 Hudson Yards, Suite 6600A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	655-1419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE